6. Commitments and Contingencies (December 2013 Note) (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of royalties
(a)	Calendar Year 2013, payable January 1, 2014	$20,000
(b)	Calendar Year 2014, payable January 1, 2015	$40,000
(c)	Calendar Year 2015, payable January 1, 2016	$70,000
(d)	Calendar Year 2016, payable January 1, 2017	$100,000
(e)	Calendar Year 2017, payable January 1, 2018	$150,000
(f)	Calendar Year 2018, payable January 1, 2019 and each January 1 year thereafter through the expiration of the Agreement	$200,000